Accumulated Other Comprehensive (Loss) Income (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance	$ 1,796,304	$ 1,909,826
Other comprehensive income	(24,137)	1,632
Ending balance	1,842,695	1,822,646
Pension and post-retirement benefit plan adjustments
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance	(12,799)	(12,956)
Other comprehensive income	0	0
Ending balance	(12,799)	(12,956)
Share of affiliates' comprehensive income
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance	5,030	3,414
Other comprehensive income	(24,137)	1,632
Ending balance	(19,107)	5,046
Total accumulated comprehensive loss
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance	(7,769)	(9,542)
Other comprehensive income	(24,137)	1,632
Ending balance	$ (31,906)	$ (7,910)